Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7.
Property, plant and equipment

A summary of the Company’s property, plant and equipment is as follows:

		As of December 31,
	Estimated Useful Lives in years	2023	2022
Computer and communication equipment	2-5	$20,024	$23,502
Furniture and other equipment	3-5	17,125	12,555
Leasehold improvements	1-10	7,286	4,322
Accumulated depreciation		(27,222)	(28,432)
Property, plant and equipment, net		$17,213	$11,947

Depreciation expense related to property, plant and equipment for the year ended December 31, 2023, 2022 and 2021 was $7,778, $6,491 and $9,170, respectively, of which $712 has been recorded as part of selling, general and administrative expenses for the year ended December 31, 2023.